Details of Significant Accounts - Schedule of other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Prepaid expenses	$ 2,041	$ 2,433
Others	97	89
Total	$ 2,138	$ 2,522